Pension and Postretirement Plans (Future Estimated Benefit Payments) (Details 4) $ in Thousands	Dec. 31, 2017 USD ($)
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	$ 73,418
2019	74,433
2020	74,572
2021	75,661
2022	73,921
2023-2027	371,073
Supplemental Executive Retirement Plan (SERP) [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	5,943
2019	6,320
2020	6,454
2021	6,591
2022	6,719
2023-2027	34,165
Other Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	1,920
2019	1,885
2020	2,054
2021	2,086
2022	2,153
2023-2027	$ 10,178